Consolidated Statements of Cash Flow (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net income (loss)	$ 274,898	$ (453,678)	$ 495,266	$ (852,612)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation, depletion and amortization	140,239	11,055	341,033	44,229
Accretion of discount on asset retirement obligations	2,066		14,064
Common stock issued in exchange for services			1,235,973	573,889
Gain on extinguishment of debt			(111,690)	(121,869)
Gain on sale of oil and gas properties	(533,048)		(2,479,934)
Changes in operating assets and liabilities:
Accounts receivable	24	3,908	(183,979)	9,068
Prepaid expenses and other	38,656		(122,199)
Accounts payable	(22,054)	(34,800)	59,397	110,552
Accrued costs and expenses	177,675	164,715	(2,175)	23,619
Net cash used in operating activities	78,455	(308,800)	(754,244)	(213,124)
Cash Flows from Investing Activities:
Capital expenditures for oil and gas properties	(617,270)		(1,128,810)
Purchase of furniture and equipment			(2,860)
Proceeds from sale of oil and gas properties	1,108,709
Contingent consideration paid to DNR under sharing arrangement	(282,704)
Net cash used in investing activities	208,735		(1,131,670)
Cash Flows from Financing Activities:
Proceeds from notes and advance payable	375,000	620,000	2,064,100	215,000
Principal payments on notes payable	(250,000)	(4,966)	(5,306,481)	(2,650)
Proceeds from sale of common stock			203,500
Proceeds from sale of preferred stock			5,225,000
Offering costs related to private placement of preferred stock			(96,629)
Net cash provided by financing activities	125,000	615,034	2,089,490	212,350
Net increase (decrease) in cash and equivalents	412,190	306,234	203,576	(774)
Cash and equivalents, beginning of year	219,566	15,990	15,990	16,764
Cash and equivalents, end of year	631,756	322,224	219,566	15,990
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	20,000	13,438	319,246	10,848
Cash paid for income taxes
Supplemental Disclosure of Non-cash Investing and Financing Activities:
Preferred stock dividends declared	391,875
Conversion of notes payable to 897,500 shares of common stock			1,335,000
Note payable for acquisition of oil and gas properties			10,100,000
Proceeds from sale of oil and gas property applied to note payable			5,101,047
Pre-acquisition oil and gas sales applied to note payable			766,728
Non-interest bearing payable for acquisition of oil and gas properties			576,791
Asset retirement obligations incurred on acquisition of oil and gas properties	$ 16,411		$ 639,176